Cover	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2026
Entity File Number	001-36033
Entity Registrant Name	THERAVANCE BIOPHARMA, INC.
Entity Central Index Key	0001583107
Entity Tax Identification Number	98-1226628
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Theravance Biopharma US, LLC
Entity Address, Address Line Two	901 Gateway Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, Country	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	808-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Share $0.00001 Par Value
Trading Symbol	TBPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false